Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Related Party Transactions

9. Related Party Transactions

The Company periodically executes transactions with entities affiliated with its Chairman and Chief Executive Officer. Such transactions include automobile, furniture and equipment purchases as well as building operating lease payments and an allocation of insurance expense and reimbursement at the related party’s cost for the use of a private aircraft service by our officers and directors.

The transactions which occurred during the three and nine months ended September 30, 2014 and 2013 are outlined below (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(dollars in thousands)	2014	2013	2014	2013

Tax, utility, insurance and other reimbursement	$296	$18	$464	$121
Rent expense	253	264	772	712
Capital assets acquired	86	126	160	141
Total	$635	$408	$1,396	$974

Certain employees of the Company provided services to companies outside the consolidated group for which the Company is not reimbursed. These amounts were not material for the nine months ended September 30, 2013. This activity was discontinued by the Company during the second quarter of 2013.

10.    Related Party Transactions

In addition to the member advances and notes payable and the repayment thereof discussed in Note 7, the Company executed transactions with entities affiliated with its Chairman and Chief Executive Officer. Such transactions include automobile, furniture and equipment purchases as well as building operating lease payments, an allocation of insurance expense and reimbursement at the related party’s cost for the use of a private aircraft service by our officers and directors.

The transactions which occurred during the years ended December 31, 2013, 2012 and 2011 are outlined below (in thousands):

	December 31,
	2013	2012	2011
Tax, utility, insurance and other reimbursement...................................................................................................................................................................	$ 336	$ 234	$ 248
Rent expense...	977	572	572
Capital assets acquired...................................................................................................................................................................................................	625	568	1,807

Total...	$ 1,938	$ 1,374	$ 2,627

In the third quarter of 2012, the Company revised its related party capital asset purchasing arrangement. The Company now pays vendors directly for such purchases and pays only an agent fee to the related party. Only the agent fee is recognized as a related party transaction subsequent to August 2012.

Certain employees of the Company provided services to companies outside the consolidated group for which the Company is not reimbursed. These amounts were not material for any of the years ended December 31, 2013, 2012 and 2011.This activity was discontinued by the Company during the second quarter of 2013.

Qualitytech, LP [Member]
Related Party Transactions

9. Related Party Transactions

The Company periodically executes transactions with entities affiliated with its Chairman and Chief Executive Officer. Such transactions include automobile, furniture and equipment purchases as well as building operating lease payments and an allocation of insurance expense and reimbursement at the related party’s cost for the use of a private aircraft service by our officers and directors.

The transactions which occurred during the three and nine months ended September 30, 2014 and 2013 are outlined below (in thousands):

	Three Months Ended		Nine Months Ended
	September 30,		September 30,
(dollars in thousands)	2014	2013	2014	2013

Tax, utility, insurance and other reimbursement	$296	$18	$464	$121
Rent expense	253	264	772	712
Capital assets acquired	86	126	160	141
Total	$635	$408	$1,396	$974

Certain employees of the Company provided services to companies outside the consolidated group for which the Company is not reimbursed. These amounts were not material for the nine months ended September 30, 2013. This activity was discontinued by the Company during the second quarter of 2013.

10.    Related Party Transactions

In addition to the member advances and notes payable and the repayment thereof discussed in Note 7, the Company executed transactions with entities affiliated with its Chairman and Chief Executive Officer. Such transactions include automobile, furniture and equipment purchases as well as building operating lease payments, an allocation of insurance expense and reimbursement at the related party’s cost for the use of a private aircraft service by our officers and directors.

The transactions which occurred during the years ended December 31, 2013, 2012 and 2011 are outlined below (in thousands):

	December 31,
	2013	2012	2011
Tax, utility, insurance and other reimbursement...................................................................................................................................................................	$ 336	$ 234	$ 248
Rent expense...	977	572	572
Capital assets acquired...................................................................................................................................................................................................	625	568	1,807

Total...	$ 1,938	$ 1,374	$ 2,627

In the third quarter of 2012, the Company revised its related party capital asset purchasing arrangement. The Company now pays vendors directly for such purchases and pays only an agent fee to the related party. Only the agent fee is recognized as a related party transaction subsequent to August 2012.

Certain employees of the Company provided services to companies outside the consolidated group for which the Company is not reimbursed. These amounts were not material for any of the years ended December 31, 2013, 2012 and 2011.This activity was discontinued by the Company during the second quarter of 2013.